Unpaid Loss and Loss Adjustment Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Unpaid Loss and Loss Adjustment Expense
Unpaid Loss and Loss Adjustment Expense

7. Unpaid Loss and Loss Adjustment Expense

The following table presents the activity in the liability for unpaid loss and loss adjustment expense (“LAE”) for the nine months ended September 30, 2021 and 2020 ($ in millions):

	Nine Months Ended
	September 30,
	2021	2020
Unpaid loss and LAE at beginning of period	$46.3	$28.2
Less: Reinsurance recoverable at beginning of period (1)	36.3	18.5
Net unpaid loss and LAE at beginning of period	10.0	9.7
Add: Incurred loss and LAE, net of reinsurance, related to:
Current year	47.3	44.1
Prior years	(0.3)	1.3
Total incurred	47.0	45.4
Deduct: Paid loss and LAE, net of reinsurance, related to:
Current year	32.3	36.4
Prior years	6.3	11.0
Total paid	38.6	47.4
Unpaid loss and LAE, net of reinsurance recoverable, at end of period	18.4	7.7
Reinsurance recoverable at end of period (1)	55.6	32.0
Unpaid loss and LAE, gross of reinsurance recoverable, at end of period	$74.0	$39.7
(1)	Reinsurance recoverable in this table includes only ceded unpaid loss and LAE

Unpaid loss and LAE includes anticipated salvage and subrogation recoverable.

Considerable variability is inherent in the estimate of the reserve for losses and LAE. Although management believes the liability recorded for losses and LAE is adequate, the variability inherent in this estimate could result in changes to the ultimate liability, which may be material to stockholders’ equity. Additional variability exists due to accident year allocations of ceded amounts in accordance with reinsurance agreements, which is not expected to result in any changes to the ultimate liability. The Company had favorable development on net loss and LAE reserves of $0.3 million for the nine months ended September 30, 2021, and unfavorable development on net loss and LAE reserves of $1.3 million for the nine months ended September 30, 2020. No additional premiums or returned premiums have been accrued as a result of prior year effects.

For the nine months ended September 30, 2021, current accident year incurred loss and LAE included $6.9 million of net incurred loss and LAE from the severe winter storm that affected our customers in the states of Texas and Oklahoma. The net incurred loss and LAE from Winter Storm Uri as of September 30, 2021 represents the Company’s best estimates based upon information currently available.

Through June 30, 2021, the Company had proportional reinsurance contracts which cover all of the Company’s products and geographies, and transferred, or “ceded,” 75% of the premium to reinsurers ("Proportional Reinsurance Contracts"). In exchange, these reinsurers paid a ceding commission of 25% for every dollar ceded, in addition to funding all of the corresponding claims, or 75% of all claims. The Company opted to manage the remaining 25% of the business with alternative forms of reinsurance through non-proportional reinsurance contracts ("Non-Proportional Reinsurance Contracts").

A portion of the Company’s proportional reinsurance program expired on June 30, 2021. The Company renewed the majority of the expiring reinsurance contracts at terms that are very similar to the prior agreements. As the business continues to grow and diversify, and with stability in our insurance results, the Company decreased the overall share of proportional reinsurance from 75% of premium to 70%. In addition, the Company purchased a new reinsurance program to protect against catastrophe risk in the U.S that exceed $60 million in losses. Other non-proportional reinsurance contracts were renewed with terms similar to the expiring contracts.

12. Unpaid Loss and Loss Adjustment Expense

The following table presents the activities in the liability for unpaid loss and loss adjustment expense (“LAE”) as of December 31, 2020 and 2019 ($ in millions):

	December 31,
	2020	2019
Unpaid loss and LAE as of January 1	$28.2	$13.1
Less: Reinsurance recoverable(1)	18.5	11.3
Net unpaid loss and LAE as of January 1	9.7	1.8
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year	54.8	47.3
Prior years	(0.1)	(1.5)
Total incurred	54.7	45.8
Deduct: Paid losses and LAE, net of reinsurance, related to:
Current year	44.6	37.7
Prior years	9.8	0.2
Total paid	54.4	37.9
Unpaid loss and LAE, net of reinsurance recoverable, as of December 31	10.0	9.7
Reinsurance recoverable as of December 31(1)	36.3	18.5
Unpaid loss and LAE, gross of reinsurance recoverable, as of December 31	$46.3	$28.2
(1)	Reinsurance recoverable in this table includes only ceded unpaid loss and LAE

Unpaid loss and LAE includes anticipated salvage and subrogation recoverable.

Considerable variability is inherent in the estimate of the reserve for losses and LAE. Although management believes the liability recorded for losses and LAE is adequate, the variability inherent in this estimate could result in changes to the ultimate liability, which may be material to stockholders’ equity. Additional variability exists due to accident year allocations of ceded amounts in accordance with reinsurance agreements, which is not expected to result in any changes to the ultimate liability. The Company had favorable development on net loss and LAE reserves of $0.1 million and $1.5 million as of December 31, 2020 and December 31, 2019. No additional premium or returned premium have been accrued as a result of prior year effects.

The Company compiles and aggregates its claims data by grouping the claims according to the year in which the claim occurred (Accident Year) when analyzing claim payment and emergence patterns and trends over time. For the purpose of defining claims frequency, the number of reported claims is by loss occurrence and includes claims that do not result in a liability or payment associated with them.

The following is information about incurred and paid loss development as of December 31, 2020, net of reinsurance, as well as cumulative claim frequency and the total of IBNR liabilities included within the net incurred loss amounts. The information about incurred and paid claims development for the years ended prior to December 31, 2020, is presented as unaudited supplementary information.

Incurred loss and allocated loss adjustment expense ("ALAE"), net of reinsurance

The following table presents incurred loss and ALAE, net of reinsurance, as well as IBNR loss reserves and the number of reported claims ($ in millions, except for number of claims):

						December 31, 2020
							Cumulative
	December 31						Number of
	2016	2017	2018	2019	2020	IBNR	Reported Claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident Year
2016	$—	$—	$—	$—	$—	$—	8
2017	—	1.7	1.7	1.7	1.7	—	1,758
2018	—	—	15.0	13.5	13.4	—	10,532
2019	—	—	—	46.0	46.0	—	19,440
2020	—	—	—	—	53.5	5.1	45,162
Total incurred losses and ALAE, net					$114.6	$5.1	76,900

Amounts in accident year 2016 for the years ended December 31, 2016, 2017, 2018, 2019 and 2020 were less than $0.1 million, respectively. IBNR as of December 31, 2020 for accident years 2018 to 2019 was less than $0.1 million.

Cumulative paid loss and ALAE, net of reinsurance

The following table presents cumulative paid loss and ALAE, net of reinsurance ($ in millions):

	December 31,
	2016	2017	2018	2019	2020
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident Year
2016	$—	$—	$—	$—	$—
2017	—	1.6	1.7	1.7	1.7
2018	—	—	13.2	13.4	13.4
2019	—	—	—	36.4	46.1
2020	—	—	—	—	43.4
Total paid losses and ALAE, net					$104.6
Total unpaid loss and ALAE reserves, net					$10.0
Ceded unpaid loss and LAE					36.3
Gross unpaid loss and LAE					$46.3

Cumulative paid loss and ALAE net of reinsurance related to accident year 2016 were less than $0.0 million during the years ended December 31, 2016, 2017, 2018, 2019, and 2020, respectively.

The reconciliation of the net incurred and paid loss information in the loss reserve rollforward table and development tables with respect to the current accident year is as follows ($ in millions):

	2020 Current Accident Year		2020 Prior Accident Year
	Incurred	Paid	Incurred	Paid
Rollforward table	$54.8	$44.6	$(0.1)	$9.8
Development table	53.5	43.4	—	9.7
Variance	$1.3	$1.2	$(0.1)	$0.1
Unallocated loss adjustment expense	$1.3	$1.2

Average annual percentage payout of accident year incurred claims by age, net of reinsurance (unaudited supplementary information)

	1	2	3
Property & Casualty	78%	16%	5%

21. Statutory Financial Information

U.S. state insurance laws and regulations prescribe accounting practices for determining statutory net income and capital and surplus for insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. Statutory accounting practices ("SAP") prescribed or permitted by regulatory authorities for statements of the Company’s insurance subsidiary are (a) policy acquisition costs are expensed as incurred under SAP, whereas they are deferred and amortized under GAAP, (b) certain assets are not admitted for purposes of determining surplus under SAP, (c) investments in fixed income securities are carried at amortized cost under SAP, whereas such securities are carried at fair value under GAAP, and (d) the criteria for recognizing net deferred tax assets ("DTAs") and the methodologies used to determine such amounts are different under SAP and GAAP.

Risk-based capital (“RBC”) requirements promulgated by the National Association of Insurance Commissioners require property/casualty insurers to maintain minimum capitalization levels determined based on formulas incorporating various business risks of the insurance subsidiaries. LIC’s statutory capital and surplus amounted to $61.4 million and $48.4 million as of December 31, 2020 and 2019, respectively. The Company’s capital and surplus exceeded its authorized control level RBC of $10.9 million and $13.7 million as of December 31, 2020 and 2019, respectively.